Fees Summary	Jul. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,917,887,000.00
Previously Paid Amount	0.00
Total Fee Amount	293,628.50
Total Offset Amount	0.00
Net Fee	$ 293,628.50